Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 24,644	¥ 27,631
Less, portion due within one year	(8,235)	(9,516)
Long-term Debt, Long-term portion	16,409	18,115
Secured
Debt Instrument [Line Items]
Long-term Debt, Total	24,383	26,681
Unsecured
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 261	¥ 950
Minimum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	0.65%	0.14%
Maximum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	6.45%	7.10%